Receivables, net (Tables)	12 Months Ended
Dec. 31, 2012
Receivables, net
Receivables, net

	December 31,
($ in millions)	2012	2011
Trade receivables	8,233	7,750
Other receivables	801	764
Allowance	(271)	(227)

	8,763	8,287
Unbilled receivables, net:
Costs and estimated profits in excess of billings	3,955	3,503
Advance payments consumed	(1,143)	(1,017)

	2,812	2,486

Total	11,575	10,773

Reconciliation of changes in allowance for doubtful accounts

($ in millions)	2012	2011	2010
Balance at January 1,	227	215	312
Additions	155	157	119
Deductions	(113)	(131)	(216)
Exchange rate differences	2	(14)	—

Balance at December 31,	271	227	215

Schedule of gross amounts and allowances for trade receivables with maturities over one year and other financing receivables

	December 31, 2012			December 31, 2011
($ in millions)	Trade receivables (excluding those with a contractual maturity of one year or less)	Other receivables	Total	Trade receivables (excluding those with a contractual maturity of one year or less)	Other receivables	Total
Recorded gross amount:
—Individually evaluated for impairment	335	128	463	252	108	360
—Collectively evaluated for impairment	326	87	413	282	129	411

Total	661	215	876	534	237	771

Doubtful debt allowance:
—From individual impairment evaluation	(42)	(5)	(47)	(41)	(5)	(46)
—From collective impairment evaluation	(11)	—	(11)	(9)	—	(9)

Total	(53)	(5)	(58)	(50)	(5)	(55)

Recorded net amount	608	210	818	484	232	716

Schedule of changes in the doubtful debt allowance for trade receivables with original contractual maturity > 1 year

($ in millions)	2012	2011
Balance at January 1,	50	37
Reversal of allowance	(7)	(13)
Additions to allowance	16	36
Amounts written off	(1)	(3)
Exchange rate differences	(5)	(7)

Balance at December 31,	53	50

Schedule of credit assessment methodology to assess the creditworthiness of customers

Equivalent Standard & Poor's rating
Risk category:
A	AAA to AA-
B	A+ to BBB-
C	BB+ to BB-
D	B+ to CCC-
E	CC+ to D

Schedule of credit risk profile, on a gross basis, of trade receivables with an original contractual maturity of more than one year and other financing receivables

	December 31, 2012			December 31, 2011
($ in millions)	Trade receivables (excluding those with a contractual maturity of one year or less)	Other receivables	Total	Trade receivables (excluding those with a contractual maturity of one year or less)	Other receivables	Total
Risk category:
A	279	156	435	251	196	447
B	238	27	265	134	18	152
C	90	30	120	122	20	142
D	48	1	49	22	1	23
E	6	1	7	5	2	7

Total gross amount	661	215	876	534	237	771

Schedule of receivables aging analysis on a gross basis, of trade receivables with maturities over one year and other financing receivables

	December 31, 2012
	Past due
($ in millions)	0 - 30 days	30 - 60 days	60 - 90 days	> 90 days and not accruing interest	> 90 days and accruing interest	Not due at December 31, 2012(1)	Total
Trade receivables (excluding those with a contractual maturity of one year or less)	83	3	4	38	14	519	661
Other receivables	3	3	2	10	1	196	215

Total gross amount	86	6	6	48	15	715	876

	December 31, 2011
	Past due
($ in millions)	0 - 30 days	30 - 60 days	60 - 90 days	> 90 days and not accruing interest	> 90 days and accruing interest	Not due at December 31, 2011(1)	Total
Trade receivables (excluding those with a contractual maturity of one year or less)	73	6	5	49	6	395	534
Other receivables	4	1	1	15	3	213	237

Total gross amount	77	7	6	64	9	608	771

(1)
Trade receivables (excluding those with a contractual maturity of one year or less) principally represent contractual retention amounts that will become due subsequent to the completion of the respective long-term contract.